Investments - VIE (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Carrying Amount		$ 13,029,860	$ 13,606,524
Maximum Exposure	[1]	13,312,269	13,707,381
Available-for-sale Securities
Variable Interest Entity [Line Items]
Carrying Amount		12,824,558	13,411,340
Maximum Exposure	[1]	12,824,558	13,411,340
Available-for-sale Securities | Corporate securities
Variable Interest Entity [Line Items]
Carrying Amount		981,066	913,857
Maximum Exposure	[1]	981,066	913,857
Available-for-sale Securities | Mortgage-backed securities
Variable Interest Entity [Line Items]
Carrying Amount		11,625,772	12,466,036
Maximum Exposure	[1]	11,625,772	12,466,036
Available-for-sale Securities | Collateralized mortgage obligations
Variable Interest Entity [Line Items]
Carrying Amount		197,789	10,283
Maximum Exposure	[1]	197,789	10,283
Available-for-sale Securities | Collateralized debt obligations
Variable Interest Entity [Line Items]
Carrying Amount		19,931	21,164
Maximum Exposure	[1]	19,931	21,164
Acquired Loans
Variable Interest Entity [Line Items]
Carrying Amount		148,740	179,556
Maximum Exposure	[1]	148,740	179,556
Other Assets
Variable Interest Entity [Line Items]
Carrying Amount		56,562	15,628
Maximum Exposure	[1]	338,971	116,485
Other Investments
Variable Interest Entity [Line Items]
Carrying Amount		205,302	195,184
Maximum Exposure	[1]	$ 487,711	$ 296,041

[1]	The maximum exposure to loss is equal to the carrying amount for Fixed-maturity securities, Available-for-sale and Acquired loans. The maximum exposure to loss related to Other invested assets is equal to the carrying amount plus any unfunded commitments.